Income Taxes (Income Tax Benefit (Expense)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current	¥ (2)	$ 0	¥ 0	¥ 0
Deferred	(3,616)	(526)	(808)	(5,317)
Total	¥ (3,618)	$ (526)	¥ (808)	¥ (5,317)